UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06563

CALVERT WORLD VALUES FUND, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2013

Item 1. Schedule of Investments.

CALVERT INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2013

EQUITY SECURITIES - 92.5%	SHARES	VALUE
Argentina - 0.5%
MercadoLibre, Inc.	13,700	$1,476,312

Australia - 1.4%
Amcor Ltd. (ADR)	2,834	105,142
Aurizon Holdings Ltd.	443,874	1,692,702
Macquarie Group Ltd.	65,029	2,495,959
Sims Metal Management Ltd. (ADR)	32,355	244,604
		4,538,407

Austria - 0.0%
Erste Group Bank AG (ADR)	4,668	62,224
Telekom Austria AG (ADR)	239	3,007
Verbund AG (ADR)	449	1,706
		66,937

Belgium - 0.4%
Ageas (ADR)	179	6,281
Umicore SA	27,900	1,158,948
		1,165,229

Brazil - 1.4%
Itau Unibanco Holding SA (ADR)	194,860	2,517,591
Natura Cosmeticos SA	87,103	1,882,561
		4,400,152

Canada - 4.7%
Canadian National Railway Co.:
New York Exchange	15,075	1,466,345
Toronto Exchange	30,288	2,950,289
Cenovus Energy, Inc.	98,000	2,796,671
EnCana Corp. New York Exchange	26,303	445,573
Intact Financial Corp.	39,500	2,226,278
Lululemon Athletica, Inc.*	35,923	2,353,675
Potash Corporation of Saskatchewan, Inc.	35,844	1,366,732
Suncor Energy, Inc.:
New York Exchange	5,770	170,157
Toronto Exchange	45,800	1,350,583
		15,126,303

China - 0.6%
China Merchants Holdings International Co. Ltd.	570,000	1,774,785

Denmark - 1.3%
Danske Bank A/S (ADR)*	14,080	119,891
H Lundbeck A/S (ADR)	3,101	55,198
Novo Nordisk A/S, Series B	25,499	3,971,606
Novozymes A/S (ADR)	1,642	52,725
		4,199,420

Finland - 0.1%
Metso Oyj (ADR)	371	12,577
Nokia Oyj (ADR)*	7,099	26,550
Sampo Oyj (ADR)	6,114	119,162
		158,289

France - 8.1%
Air France-KLM (ADR)*	2,283	20,662
Air Liquide SA	44,345	5,473,110
Air Liquide SA (ADR)	7,531	186,392
AXA SA (ADR)	16,254	320,041
BNP Paribas SA	39,497	2,156,828
BNP Paribas SA (ADR)	7,008	192,860
Cap Gemini SA (ADR)	181	4,384
Carrefour SA (ADR)	24,185	131,325
Cie Generale des Etablissements Michelin	24,748	2,211,859
Credit Agricole SA (ADR)*	29,751	126,442
Danone SA (ADR)	24,149	362,235
Dassault Systemes SA	17,521	2,142,175
Essilor International SA (ADR)	1,240	66,142
L'Oreal SA (ADR)	3,604	118,391
Publicis Groupe	57,800	4,113,162
Sanofi SA	29,686	3,074,925
Sanofi SA (ADR)	9,910	510,464
Schneider Electric SA	31,944	2,316,002
Schneider Electric SA (ADR)	10,079	145,541
SCOR SE	63,490	1,947,232
Suez Environnement Co. (ADR)	1,564	10,111
Valeo SA (ADR)	4,907	154,521
Veolia Environnement SA (ADR)	19,554	223,111
		26,007,915

Germany - 7.2%
adidas AG	48,005	5,192,268
Aixtron SE (ADR)*	21,051	353,236
Allianz SE	8,736	1,275,732
Allianz SE (ADR)	62,582	914,323
Brenntag AG	11,594	1,760,211
Celesio AG (ADR)	838	3,616
Commerzbank AG (ADR)	89	780
Continental AG	14,907	1,989,749
Continental AG (ADR)	49	6,530
Deutsche Bank AG	66,594	2,785,764
Deutsche Post AG	77,560	1,926,718
Deutsche Post AG (ADR)	6,696	166,864
K+S AG (ADR)	1,500	27,885
Kabel Deutschland Holding AG	10,353	1,136,492
Merck KGaA (ADR)	303	15,332
ProSiebenSat.1 Media AG, Preferred*	22,691	974,746
SAP AG	40,004	2,927,951
SAP AG (ADR)	15,976	1,163,532
Volkswagen AG (ADR), Preferred	8,356	339,254
		22,960,983

Greece - 0.0%
National Bank of Greece SA (ADR)*	4,508	15,553

Hong Kong - 3.1%
AIA Group Ltd.	1,137,704	4,818,573
Bank of East Asia Ltd. (ADR)	3,342	12,232
Esprit Holdings Ltd. (ADR)	55,409	164,011
Hang Lung Properties Ltd. (ADR)	1,399	24,329
Hang Seng Bank Ltd. (ADR)	985	14,583
Hong Kong Exchanges and Clearing Ltd.	213,897	3,229,352
Hong Kong Exchanges and Clearing Ltd. (ADR)	3,017	45,330
Hong Kong Television Network Ltd. (ADR)	52,133	320,097
Johnson Electric Holdings Ltd. (ADR)	953	5,804
Li & Fung Ltd. (ADR)	19,693	53,171
PCCW Ltd. (ADR)	2,187	10,344
SJM Holdings Ltd.	550,000	1,324,626
		10,022,452

Ireland - 1.4%
Accenture plc	35,100	2,525,796
Kerry Group plc	35,272	1,945,614
		4,471,410

Israel - 0.6%
Check Point Software Technologies Ltd.*	36,300	1,803,384

Italy - 0.4%
Intesa Sanpaolo SpA (ADR)	9,743	93,289
Mediobanca SpA	250,435	1,303,214
		1,396,503

Japan - 17.2%
Advantest Corp. (ADR)	4,077	66,822
Aeon Co. Ltd. (ADR)	2,943	38,848
Asahi Glass Co. Ltd. (ADR)	21,912	141,990
Astellas Pharma, Inc.	35,700	1,939,259
Canon, Inc. (ADR)	27,118	891,369
Dai Nippon Printing Co. Ltd. (ADR)	19,821	180,768
Daiwa House Industry Co. Ltd. (ADR)	410	76,602
Denso Corp. (ADR)	5,492	129,611
Eisai Co. Ltd. (ADR)	222	9,100
FANUC Corp.	20,213	2,929,332
Fujitsu Ltd. (ADR)	10,001	208,321
Honda Motor Co. Ltd. (ADR)	32,741	1,219,602
Japan Exchange Group, Inc.	4,560	460,481
Komeri Co. Ltd.	38,300	961,891
Konami Corp. (ADR)	2,154	45,557
Kubota Corp.	215,274	3,141,514
Kubota Corp. (ADR)	6,210	452,026
Lawson, Inc.	20,300	1,548,713
Mitsubishi Estate Co. Ltd.	64,000	1,703,442
Mitsui Fudosan Co. Ltd.	45,256	1,330,428
Mizuho Financial Group, Inc. (ADR)	170,806	705,429
MS&AD Insurance Group Holdings (ADR)	31,352	397,230
Nabtesco Corp.	85,700	1,781,800
Nikon Corp.	69,200	1,613,795
Nippon Yusen KK (ADR)	80,192	424,216
Nissan Motor Co. Ltd.	193,100	1,955,813
Nissan Motor Co. Ltd. (ADR)	46,315	941,584
Nitto Denko Corp.	28,400	1,826,072
Nitto Denko Corp. (ADR)	14,235	459,648
Nomura Holdings, Inc. (ADR)	130,979	974,484
NSK Ltd. (ADR)	1,431	27,260
ORIX Corp.	146,800	2,004,676
ORIX Corp. (ADR)	6,868	469,290
Panasonic Corp. (ADR)*	69,539	562,571
Seiko Epson Corp. (ADR)	8,660	59,408
Sekisui House Ltd.	106,000	1,531,912
Sharp Corp. (ADR)	24,094	95,894
Shin-Etsu Chemical Co. Ltd.	33,100	2,194,991
Softbank Corp.	64,239	3,748,489
Sony Corp. (ADR)	30,778	652,186
Sumitomo Mitsui Trust Holdings, Inc.	731,236	3,412,066
Sumitomo Mitsui Trust Holdings, Inc. (ADR)	36,310	169,931
Tokyo Gas Co. Ltd.	313,118	1,729,289
Toyota Motor Corp.	134,485	8,118,570
Toyota Motor Corp. (ADR)	15,962	1,925,975
		55,258,255

Luxembourg - 1.2%
Nielsen Holdings NV	115,100	3,866,209

Mexico - 0.5%
FINAE, Series D, Preferred (b)(i)*	1,962,553	388,186
Grupo Financiero Banorte SAB de CV	192,400	1,146,124
		1,534,310

Netherlands - 2.8%
ASML Holding NV:
Common	44,570	3,514,950
New York Registered Shares	1,608	127,193
BE Semiconductor Industries NV	3,748	38,192
ING Groep NV (CVA)*	26,644	242,638
Koninklijke DSM NV	16,958	1,104,399
Koninklijke Philips NV	42,387	1,152,503
PostNL NV (ADR)*	13,467	37,708
TNT Express NV (ADR)	11,757	88,589
Unilever NV (CVA)	69,772	2,746,243
		9,052,415

Norway - 2.0%
DnB ASA	150,301	2,169,980
Orkla ASA	336,100	2,745,407
Petroleum Geo-Services ASA	99,503	1,208,720
Yara International ASA (ADR)	7,616	304,259
		6,428,366

Philippines - 0.5%
Philippine Long Distance Telephone Co. (ADR)	25,907	1,758,049

Portugal - 0.0%
Portugal Telecom SGPS SA (ADR)	25,997	102,168

Russia - 1.3%
Sberbank of Russia (ADR)	124,300	1,415,777
Yandex NV*	105,072	2,903,139
		4,318,916

Singapore - 0.7%
City Developments Ltd. (ADR)	423	3,551
Oversea-Chinese Banking Corp. Ltd.	237,830	1,875,261
Singapore Telecommunications Ltd. (ADR)	10,037	298,099
		2,176,911

South Africa - 1.2%
African Bank Investments Ltd. (ADR)	147	1,211
Aspen Pharmacare Holdings Ltd.*	79,306	1,821,862
Clicks Group Ltd.	277,800	1,559,259
MTN Group Ltd. (ADR)	19,570	363,219
Nedbank Group Ltd. (ADR)	3,510	62,513
Tiger Brands Ltd. (ADR)	1,776	53,085
		3,861,149

Spain - 1.4%
Amadeus IT Holding SA	75,628	2,415,923
Banco Bilbao Vizcaya Argentaria SA (ADR)	39,108	328,898
Banco Santander SA (ADR)	69,618	450,428
Inditex SA	11,103	1,369,911
		4,565,160

Sweden - 2.8%
Assa Abloy AB, Series B	75,900	2,962,215
Atlas Copco AB (ADR)	2,082	50,530
Elekta AB, Series B	103,000	1,560,224
Hennes & Mauritz AB, B Shares	81,588	2,670,468
Modern Times Group AB, Series B	38,630	1,639,594
SKF AB (ADR)	576	13,490
Svenska Cellulosa AB (ADR)	3,031	76,442
		8,972,963

Switzerland - 9.0%
Adecco SA (ADR)	242	6,861
Clariant AG*	112,036	1,583,665
Compagnie Financiere Richemont SA	26,255	2,320,907
Credit Suisse Group AG*	67,187	1,780,706
Credit Suisse Group AG (ADR)*	30,872	816,873
Julius Baer Group Ltd.*	86,604	3,380,227
Nobel Biocare Holding AG (ADR)*	445	2,661
Novartis AG	81,809	5,807,950
Roche Holding AG	29,979	7,453,912
Roche Holding AG (ADR)	34,892	2,158,593
STMicroelectronics NV	15,076	135,533
Swatch Group AG, Bearer Shares	5,600	3,063,217
Zurich Insurance Group AG (ADR)*	16,751	436,196
		28,947,301

Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	96,000	1,758,720

Thailand - 0.4%
Kasikornbank PCL	189,400	1,196,918

United Kingdom - 18.3%
Aon plc	34,600	2,226,510
ARM Holdings plc	61,628	745,056
Aviva plc (ADR)	15,890	165,415
Barclays plc (ADR)	18,059	309,170
BG Group plc	135,347	2,302,121
BG Group plc (ADR)	37,883	642,496
British Land Co. plc (ADR)	481	4,214
British Sky Broadcasting Group plc	144,055	1,734,990
BT Group plc (ADR)	24,444	1,148,624
Bunzl plc (ADR)	533	52,085
Burberry Group plc	67,390	1,384,504
Capita plc	142,516	2,093,554
Centrica plc (ADR)	8,313	183,468
Compass Group plc	230,000	2,937,992
Experian plc	86,200	1,498,294
Experian plc (ADR)	10,020	175,250
HSBC Holdings plc:
Hong Kong Exchange	206,000	2,159,293
London Exchange	354,798	3,679,671
HSBC Holdings plc (ADR)	19,907	1,033,173
Inmarsat plc	188,126	1,926,770
International Consolidated Airlines Group SA (ADR)*	601	12,194
J Sainsbury plc (ADR)	6,790	147,818
Johnson Matthey plc	43,814	1,750,990
Johnson Matthey plc (ADR)	115	9,161
Kingfisher plc	824,416	4,300,154
Legal & General Group plc (ADR)	526	6,943
Liberty Global plc*	20,600	1,526,048
Man Group plc (ADR)	35,135	42,513
Old Mutual plc (ADR)	755	16,554
Pearson plc	127,318	2,267,202
Persimmon plc*	133,295	2,393,907
Prudential plc	143,736	2,349,727
Prudential plc (ADR)	51,917	1,698,724
Reckitt Benckiser Group plc (s)	59,212	4,185,230
Reckitt Benckiser Group plc (ADR)	16,387	233,760
Rexam plc	245,098	1,779,740
Royal Bank of Scotland Group plc*	183,431	762,910
Sage Group plc (ADR)	6,524	134,005
Smith & Nephew plc (ADR)	14,216	797,375
SSE plc (ADR)	16,118	374,099
Tate & Lyle plc	130,361	1,634,488
Tesco plc (ADR)	39,950	609,237
Unilever plc (ADR)	39,513	1,598,301
United Utilities Group plc (ADR)	3,834	80,092
Vodafone Group plc (ADR)	20,811	598,108
WPP plc	176,353	3,008,979
WPP plc (ADR)	591	50,465
		58,771,374

United States - 1.4%
ACCO Brands Corp.*	13,089	83,246
Bioceptive, Inc. - Series A Preferred (b)(i)*	417,601	167,500
Bristol-Myers Squibb Co.	21,354	954,310
CVS Caremark Corp.	24,500	1,400,910
MeadWestvaco Corp.	39,685	1,353,655
Powerspan Corp.:
Series A, Convertible Preferred (b)(i)*	45,455	—
Series B, Convertible Preferred (b)(i)*	20,000	—
Series C, Convertible Preferred (b)(i)*	239,764	—
Series D, Convertible Preferred (b)(i)*	45,928	—
Sealed Air Corp.	23,350	559,233
		4,518,854

Total Equity Securities (Cost $263,644,655)		296,672,072

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.7%	ADJUSTED BASIS
Balkan Financial Sector Equity Fund CV (b)(i)*	$593,200	511,134
Blackstone Cleantech Venture Partners (b)(i)*	66,907	48,366
China Environment Fund 2004 (b)(i)*	-	243,904
Emerald Sustainability Fund I (b)(i)*	441,425	287,628
gNet Defta Development Holdings LLC (a)(b)(i)*	400,000	328,299
SEAF Central and Eastern European Growth Fund LLC (a)(b)(i)*	347,969	379,435
SEAF India International Growth Fund (b)(i)*	326,821	261,004
ShoreCap International LLC (b)(i)*	-	117,002
Terra Capital (b)(i)*	469,590	1

Total Venture Capital Limited Partnership Interest (Cost $2,645,912)		2,176,773

VENTURE CAPITAL DEBT OBLIGATIONS - 0.4%	PRINCIPAL AMOUNT
AFIG LLC, 6.00%, 10/31/17 (b)(i)	$483,623	483,623
FINAE:
Note I, 6.50%, 12/17/15 (b)(i)	250,000	250,000
Note II, 6.50%, 2/29/16 (b)(i)	500,000	500,000
Mayer Laboratories, Inc., 6.00%, 12/31/01 (b)(i)(w)	2,888	722
Windhorse International-Spring Health Water Ltd., 8.00%, 3/14/13 (b)(i)(x)	70,000	52,500

Total Venture Capital Debt Obligations (Cost $1,306,511)		1,286,845

HIGH SOCIAL IMPACT INVESTMENTS - 1.4%
Calvert Social Investment Foundation Notes, 1.04%, 7/1/14 (b)(i)(r)	4,431,583	4,424,182

Total High Social Impact Investments (Cost $4,431,583)		4,424,182

TIME DEPOSIT - 4.7%
State Street Bank Time Deposit, 0.098%, 7/1/13	15,131,740	15,131,740

Total Time Deposit (Cost $15,131,740)		15,131,740

TOTAL INVESTMENTS (Cost $287,160,401) - 99.7%		319,691,612
Other assets and liabilities, net - 0.3%		937,706
NET ASSETS - 100%		$320,629,318

(a) Affiliated company.

(b) This security was valued by the Board of Directors. See Note A.

(i) Restricted securities represent 2.6% of net assets of the Fund.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(s) 42,500 shares of Reckitt Benckiser Group plc have been soft segregated in order to cover outstanding commitments to certain limited partnerships investments within the Fund. There are no restrictions on the trading of this security.

(w) Mayer Laboratories, Inc. is in default for principal and interest. Past due accrued interest as of June 30, 2013 totaled $148.

(x) Windhorse International-Spring Health Water Ltd. has been restructured from an original maturity date of March 13, 2013. This security is currently in default for both principal and interest.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
CVA: Certificaten Van Aandelen
LLC: Limited Liability Corporation
PCL: Public Company Limited
plc: Public Limited Company

Restricted Securities	ACQUISITION DATES	COST
AFIG LLC, 6.00%, 10/31/17	10/11/12	$483,623
Balkan Financial Sector Equity Fund CV LP	1/12/06 - 1/17/13	593,200
Bioceptive, Inc. - Series A Preferred	10/26/12	167,500
Blackstone Cleantech Venture Partners LP	7/29/10 - 4/18/13	66,907
Calvert Social Investment Foundation Notes, 1.04%, 7/1/14	7/1/11	4,431,583
China Environment Fund 2004 LP	9/15/05 - 4/1/09	—
Emerald Sustainability Fund I LP	7/19/01 - 5/17/11	441,425
FINAE:
Series D, Preferred	2/28/11	252,686
Note I, 6.50%, 12/17/15	12/10/10	250,000
Note II, 6.50%, 2/29/16	2/24/11	500,000
gNet Defta Development Holdings LLC, LP	8/30/05	400,000
Mayer Laboratories, Inc., 6.00%, 12/31/01	12/22/06	2,888
Powerspan Corp.:
Series A, Convertible Preferred	8/20/97	250,000
Series B, Convertible Preferred	10/5/99	200,000
Series C, Convertible Preferred	12/21/04 - 6/12/08	273,331
Series D, Convertible Preferred	6/20/08	157,996
SEAF Central and Eastern European Growth Fund LLC, LP	8/10/00 - 8/26/11	347,969
SEAF India International Growth Fund LP	3/22/05 - 5/24/10	326,821
ShoreCap International LLC, LP	8/12/04 - 12/15/08	—
Terra Capital LP	11/23/98 - 3/14/06	469,590
Windhorse International-Spring Health Water Ltd., 8.00%, 3/14/13	9/13/11 - 7/10/12	70,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT CAPITAL ACCUMULATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2013

EQUITY SECURITIES - 96.4%	SHARES	VALUE
Aerospace & Defense - 1.8%
Hexcel Corp.*	180,300	$6,139,215

Auto Components - 3.3%
TRW Automotive Holdings Corp.*	169,300	11,248,292

Biotechnology - 3.8%
Myriad Genetics, Inc.*	218,300	5,865,721
United Therapeutics Corp.*	106,400	7,003,248
		12,868,969

Capital Markets - 1.4%
Waddell & Reed Financial, Inc.	109,900	4,780,650

Chemicals - 2.1%
Ecolab, Inc.	82,100	6,994,099

Communications Equipment - 1.2%
F5 Networks, Inc.*	60,100	4,134,880

Containers & Packaging - 1.9%
Owens-Illinois, Inc.*	235,600	6,547,324

Diversified Consumer Services - 5.0%
Outerwall, Inc.*	152,100	8,923,707
Sotheby's	210,900	7,995,219
		16,918,926

Diversified Financial Services - 1.4%
MSCI, Inc.*	143,800	4,784,226

Electronic Equipment & Instruments - 2.1%
IPG Photonics Corp.	115,800	7,032,534

Energy Equipment & Services - 5.2%
Hornbeck Offshore Services, Inc.*	183,600	9,822,600
RPC, Inc.	561,300	7,751,553
		17,574,153

Food Products - 2.8%
Ingredion, Inc.	147,100	9,652,702

Gas Utilities - 1.7%
Atmos Energy Corp.	142,900	5,867,474

Health Care Equipment & Supplies - 0.7%
CareFusion Corp.*	61,160	2,253,746

Health Care Providers & Services - 6.1%
AmerisourceBergen Corp.	143,400	8,006,022
Chemed Corp.	70,000	5,070,100
WellCare Health Plans, Inc.*	137,100	7,615,905
		20,692,027

Household Durables - 2.3%
The Ryland Group, Inc.	193,900	7,775,390

Household Products - 3.4%
Church & Dwight Co., Inc.	185,900	11,471,889

Insurance - 5.0%
American Financial Group, Inc.	172,100	8,417,411
Torchmark Corp.	133,900	8,722,246
		17,139,657

Internet & Catalog Retail - 2.4%
Expedia, Inc.	133,600	8,036,040

Internet Software & Services - 2.4%
AOL, Inc.*	220,700	8,051,136

IT Services - 9.5%
DST Systems, Inc.	140,300	9,165,799
NeuStar, Inc.*	175,000	8,519,000
Syntel, Inc.	148,300	9,323,621
Teradata Corp.*	101,100	5,078,253
		32,086,673

Leisure Equipment & Products - 3.1%
Polaris Industries, Inc.	111,200	10,564,000

Life Sciences - Tools & Services - 2.1%
Mettler-Toledo International, Inc.*	35,600	7,162,720

Machinery - 5.0%
AGCO Corp.	159,700	8,015,343
Valmont Industries, Inc.	63,000	9,014,670
		17,030,013

Media - 2.5%
Gannett Co., Inc.	348,035	8,512,936

Metals & Mining - 2.0%
Reliance Steel & Aluminum Co.	104,500	6,851,020

Oil, Gas & Consumable Fuels - 2.0%
Denbury Resources, Inc.*	390,900	6,770,388

Pharmaceuticals - 1.5%
Questcor Pharmaceuticals, Inc.	113,800	5,173,348

Professional Services - 2.5%
Corporate Executive Board Co.	135,800	8,585,276

Road & Rail - 2.5%
Old Dominion Freight Line, Inc.*	201,800	8,398,916

Specialty Retail - 5.1%
Ross Stores, Inc.	142,700	9,248,387
Ulta Salon, Cosmetics & Fragrance, Inc.*	78,900	7,902,624
		17,151,011

Trading Companies & Distributors - 2.6%
WESCO International, Inc.*	128,300	8,719,268

Total Equity Securities (Cost $277,722,196)		326,968,898

HIGH SOCIAL IMPACT INVESTMENTS - 0.4%	PRINCIPAL AMOUNT
Calvert Social Investment Foundation Notes, 1.04%, 7/1/14 (b)(i)(r)	$1,419,488	1,417,117

Total High Social Impact Investments (Cost $1,419,488)		1,417,117

TIME DEPOSIT - 2.0%
State Street Bank Time Deposit, 0.098%, 7/1/13	6,805,913	6,805,913

Total Time Deposit (Cost $6,805,913)		6,805,913

TOTAL INVESTMENTS (Cost $285,947,597) - 98.8%		335,191,928
Other assets and liabilities, net - 1.2%		4,001,483
NET ASSETS - 100%		$339,193,411

(b) This security was valued by the Board of Directors. See Note A.

(i) Restricted securities represent 0.4% of the net assets of the fund.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

Restricted Securities	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 1.04%, 7/1/14	7/1/11	$1,419,488

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2013

EQUITY SECURITIES - 95.7%	SHARES	VALUE
Australia - 1.1%
Crown Ltd.	65,571	$727,919

Austria - 2.1%
EVN AG	29,121	365,590
IMMOFINANZ AG*	153,305	572,399
Wienerberger AG	43,765	505,137
		1,443,126

Belgium - 1.8%
Befimmo SCA Sicafi	6,306	398,909
NV Bekaert SA	24,554	780,700
		1,179,609

Brazil - 0.7%
ALL - America Latina Logistica SA	75,114	321,966
GP Investments Ltd. (BDR)*	90,080	169,384
		491,350

China - 1.0%
Mindray Medical International Ltd. (ADR)	9,636	360,868
Prince Frog International Holdings Ltd.	432,959	299,761
		660,629

Denmark - 2.5%
D/S Norden A/S	31,235	1,060,171
NKT Holding A/S	16,535	600,449
		1,660,620

Finland - 0.8%
Ramirent Oyj	62,102	536,456

France - 5.4%
Cie Generale des Etablissements Michelin	11,858	1,059,812
Eutelsat Communications SA	16,071	455,994
Nexans SA	14,587	691,615
Societe Television Francaise 1	56,834	679,714
Vallourec SA	14,557	736,212
		3,623,347

Germany - 8.8%
Gildemeister AG	18,953	422,496
Hugo Boss AG	5,464	601,370
Jungheinrich AG, Preferred	16,317	727,788
Krones AG	10,535	749,554
KUKA AG	9,188	388,298
Leoni AG	19,521	971,518
Rational AG	793	265,702
Rhoen Klinikum AG	43,888	1,011,743
Wacker Neuson SE	28,930	389,538
Wirecard AG	16,079	437,395
		5,965,402

Hong Kong - 0.3%
Digital China Holdings Ltd.	109,489	130,859
Fook Woo Group Holdings Ltd. (b)*	1,776,000	93,907
		224,766

India - 0.3%
Yes Bank Ltd.	23,045	182,324

Italy - 3.8%
Banca Generali SpA	28,194	607,404
Buzzi Unicem SpA	53,021	796,002
Piaggio & C SpA	257,664	667,399
Prysmian SpA	26,293	490,855
		2,561,660

Japan - 24.1%
Amada Co. Ltd.	73,000	481,885
Aozora Bank Ltd.	364,326	1,138,232
Azbil Corp.	40,300	864,688
Chugoku Marine Paints Ltd.	112,000	554,215
Credit Saison Co. Ltd.	24,802	622,143
Daiichikosho Co. Ltd.	13,124	359,364
Daiseki Co. Ltd.	55,100	964,007
Doshisha Co. Ltd.	56,000	798,025
FamilyMart Co. Ltd.	11,719	499,586
Hogy Medical Co. Ltd.	9,100	520,000
Hokuto Corp.	55,600	967,712
Horiba Ltd.	15,700	573,570
Makita Corp.	12,570	679,014
Namco Bandai Holdings, Inc.	58,100	942,716
Nitori Holdings Co. Ltd.	5,588	450,532
Ono Pharmaceutical Co. Ltd.	1,500	101,738
Secom Co. Ltd.	17,400	946,939
Stanley Electric Co. Ltd.	36,496	710,610
Star Micronics Co. Ltd.	59,100	639,096
Tatsuta Electric Wire and Cable Co. Ltd.	87,707	826,466
The Bank of Yokohama Ltd.	167,300	863,266
Tokyo Electron Ltd.	2,000	101,184
Toyota Industries Corp.	21,700	887,901
Yamaha Corp.	70,000	802,116
		16,295,005

Malaysia - 1.1%
PureCircle Ltd.*	133,515	761,386

Netherlands - 5.2%
Delta Lloyd NV	46,221	925,720
Koninklijke Ahold NV	64,723	962,843
Koninklijke DSM NV	12,919	841,357
Wereldhave NV	12,484	810,348
		3,540,268

Norway - 2.6%
Aker ASA	20,148	562,262
Electromagnetic GeoServices ASA*	309,295	520,421
Opera Software ASA	83,159	641,601
		1,724,284

Panama - 1.2%
Banco Latinoamericano de Exportaciones SA	36,914	826,504

Russia - 0.5%
Eurasia Drilling Co. Ltd. (GDR)	9,115	340,263

Singapore - 0.6%
Ascendas India Trust	657,500	370,678

South Africa - 0.2%
Foschini Group Ltd.	16,649	166,332

South Korea - 4.6%
Daum Communications Corp.	2,785	192,405
DGB Financial Group, Inc.	47,340	646,648
Dongbu Insurance Co. Ltd.	5,040	213,154
Grand Korea Leisure Co. Ltd.	4,706	140,102
NongShim Co. Ltd.	2,800	650,935
Samsung Card Co. Ltd.	22,030	750,376
Samsung SDI Co. Ltd.	4,428	529,243
		3,122,863

Sweden - 2.2%
Industrivarden AB, C Shares	54,882	912,846
Intrum Justitia AB	27,164	554,684
		1,467,530

Switzerland - 3.5%
Baloise Holding AG	6,445	626,327
GAM Holding AG*	81,431	1,249,272
Sonova Holding AG*	4,737	502,193
		2,377,792

United Arab Emirates - 0.6%
Polarcus Ltd.*	523,042	425,011

United Kingdom - 19.7%
Anite plc	181,378	375,117
Ashtead Group plc	77,961	765,274
Bank of Georgia Holdings plc	6,957	182,020
Beazley plc	236,767	828,118
Catlin Group Ltd.	153,942	1,168,625
Close Brothers Group plc	41,818	624,162
Colt Group SA*	292,330	444,546
Debenhams plc	437,592	634,836
Dialight plc	18,302	312,552
Greggs plc	87,750	556,984
Inmarsat plc	52,809	540,865
International Personal Finance plc	68,084	516,641
Investec plc	130,623	821,767
Jupiter Fund Management plc	122,384	539,159
Lancashire Holdings Ltd.	43,962	529,476
Michael Page International plc	97,744	551,452
Monitise plc*	672,932	353,048
NCC Group plc	191,618	334,374
Paragon Group of Co.'s plc	138,373	644,738
Provident Financial plc	25,888	586,188
Synthomer plc	161,597	471,822
Vesuvius plc	109,406	611,590
William Morrison Supermarkets plc	228,792	910,865
		13,304,219

United States - 1.0%
OFG Bancorp	36,132	654,351

Total Equity Securities (Cost $58,052,385)		64,633,694

TIME DEPOSIT - 5.1%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.098%, 7/1/13	$3,449,418	3,449,418

Total Time Deposit (Cost $3,449,418)		3,449,418

TOTAL INVESTMENTS (Cost $61,501,803) - 100.8%		68,083,112
Other assets and liabilities, net - (0.8%)		(514,878)
NET ASSETS - 100%		$67,568,234

(b) This security was valued by the Board of Directors. See Note A.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
BDR: Brazilian Depositary Receipts
GDR: Global Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2013

EQUITY SECURITIES - 90.3%	SHARES	VALUE
Brazil - 9.7%
Banco do Brasil SA	45,675	$457,992
Cia de Saneamento Basico do Estado de Sao Paulo SA	51,400	538,221
Cosan Ltd.	44,884	725,326
Grendene SA	44,900	412,177
M Dias Branco SA	9,000	340,507
Petroleo Brasileiro SA, Preferred	88,700	650,279
		3,124,502

Cambodia - 1.6%
NagaCorp Ltd.	680,000	531,295

China - 11.2%
China Merchants Holdings International Co. Ltd.	345,966	1,077,220
Franshion Properties China Ltd.	2,904,000	973,473
Ping An Insurance Group Company of China Ltd.	119,500	804,252
Prince Frog International Holdings Ltd.	636,000	440,337
Travelsky Technology Ltd.	525,000	333,026
		3,628,308

Colombia - 2.3%
Pacific Rubiales Energy Corp.	41,334	726,220

Hong Kong - 10.3%
Ajisen China Holdings Ltd.	372,000	290,649
Cathay Pacific Airways Ltd.	325,000	568,194
China Mengniu Dairy Company Ltd.	214,000	765,650
Galaxy Entertainment Group Ltd.*	239,000	1,166,320
Samsonite International SA	220,515	532,797
		3,323,610

Hungary - 3.0%
EGIS Pharmaceuticals plc	9,945	961,650

Indonesia - 1.1%
Bank Rakyat Indonesia Persero Tbk PT	461,500	360,365

Nigeria - 1.6%
Zenith Bank plc	4,159,403	506,714

Russia - 8.0%
AK Transneft OAO, Preferred	147	321,608
M Video OJSC	87,890	637,500
Polymetal International plc	31,457	216,891
Rosneft OAO (GDR)	51,707	354,193
Sberbank of Russia (ADR)	93,557	1,065,614
		2,595,806

South Africa - 5.7%
Clicks Group Ltd.	63,798	358,091
DataTec Ltd.*	168,228	937,607
Life Healthcare Group Holdings Ltd.	143,112	542,946
		1,838,644

South Korea - 15.8%
Hana Financial Group, Inc.	24,990	727,567
Hyundai Motor Co., Preferred	18,400	1,562,804
Samsung Electronics Co. Ltd., Preferred	1,823	1,411,087
Samsung Fire & Marine Insurance Co. Ltd.	2,495	509,028
Shinsegae Food Co. Ltd.	3,682	304,671
Youngone Holdings Co. Ltd.	9,946	598,301
		5,113,458

Taiwan - 11.5%
China Life Insurance Co. Ltd.*	632,000	625,231
Greatek Electronics, Inc.	825,000	690,918
Phison Electronics Corp.	30,000	246,739
Siliconware Precision Industries Co. (ADR)	95,690	599,976
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	48,234	883,647
Tong Yang Industry Co. Ltd.	572,000	680,384
		3,726,895

Thailand - 2.1%
Bangkok Bank PCL	103,008	677,531

Turkey - 3.4%
Arcelik AS	65,132	430,477
Aygaz AS	143,695	659,965
		1,090,442

United Kingdom - 2.2%
Petra Diamonds Ltd.*	401,758	700,763

United States - 0.8%
Micron Technology, Inc.*	18,662	267,426

Total Equity Securities (Cost $29,631,013)		29,173,629

CLOSED-END FUNDS - 3.3%
India Fund, Inc.	56,293	1,079,137

Total Closed-End Funds (Cost $1,260,363)		1,079,137

EXCHANGE TRADED PRODUCTS - 2.8%
iShares India 50 ETF	40,563	904,961

Total Exchange Traded Products (Cost $1,006,615)		904,961

TIME DEPOSIT - 2.7%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.098%, 7/1/13	$861,611	861,611

Total Time Deposit (Cost $861,611)		861,611

TOTAL INVESTMENTS (Cost $32,759,602) - 99.1%		32,019,338
Other assets and liabilities, net - 0.9%		299,617
NET ASSETS - 100%		$32,318,955

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
ETF: Exchange-Traded Fund
GDR: Global Depositary Receipts
PCL: Public Company Limited
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert World Values Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund operates as a series fund with four separate portfolios: International Equity, Capital Accumulation, International Opportunities, and Emerging Markets Equity, which commenced operations on October 29, 2012.  International Equity and International Opportunities are registered as diversified portfolios.  Capital Accumulation and Emerging Markets Equity are registered as non-diversified portfolios.  The operations of each series are accounted for separately.  International Equity and Capital Accumulation each offer five classes of shares of capital stock – Classes A, B, C, I, and Y.  International Opportunities and Emerging Markets Equity each offer four classes of shares of capital stock – Classes A, C, I, and Y.  Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares.  Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase.  Class B and Class C shares have higher levels of expenses than Class A shares.  Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors ("the Board") to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund, except Special Equities investments, to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.  Special Equities investments, as described in the Fund’s prospectus and statement of additional  information, are fair valued by the Board’s Special Equities Committee.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities and venture capital securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy.  Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  International Equity, International Opportunities, and Emerging Markets Equity have retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters.  Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Venture capital securities for which market quotations are not readily available are fair valued by the Board and are categorized as Level 3 in the hierarchy.  Venture capital direct equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation.  Methods may include market, income or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple.  An example of the income approach is the discounted cash flow. Examples of the cost approach are replacement cost, salvage value, or net asset percentage. Venture capital limited partnership (LP) securities are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In the absence of a reported LP unit value, it may be estimated based on the Fund’s percentage equity in the partnership and/or other balance sheet information and portfolio value for the most recently available period reported by the general partner.  In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership. Venture capital debt securities are valued based on assumptions of credit and market risk. For venture capital securities denominated in foreign currency, the fair value is marked to the daily exchange rate.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities and are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee or with respect to Special Equities investments, by the Special Equities Committee using the venture capital methodologies described above.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2013, the following securities were fair valued in good faith under the direction of the Board:

	Total Investments	% of Net Assets
International Equity	$8,443,486	2.6%
Capital Accumulation	1,417,117	0.4%
International Opportunities	93,907	0.1%

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2013:

International Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$296,116,386	-	-	$296,116,386**
Venture capital	-	-	$4,019,304	4,019,304
Other debt obligations	-	$19,555,922	-	19,555,922
TOTAL	$296,116,386	$19,555,922	$4,019,304	$319,691,612

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.

** Exclusive of $555,686 venture capital equity shown in the venture capital heading.

There were no transfers between levels during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

International Equity	Venture Capital	Total
Balance as of 9/30/12	$3,605,572	$3,605,572
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	(217,635)	(217,635)
Purchases	686,356	686,356
Sales	(54,989)	(54,989)
Transfers in and/ or out of Level 3[1]	-	-
Balance as of 6/30/2013	$4,019,304	$4,019,304

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

For the period ended June 30, 2013, total change in unrealized gain (loss) on Level 3 securities that would be included in the change in net assets was $3,605,573 for International Equity.

Capital Accumulation	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$326,968,898	-	-	$326,968,898
Other debt obligations	-	$8,223,030	-	8,223,303
TOTAL	$326,968,898	$8,223,030	-	$335,191,928

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

0

International Opportunities	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$64,539,787	$-	$93,907	$64,633,694
Other debt obligations	-	3,449,418	-	3,449,418
TOTAL	$64,539,787	$3,449,418	$93,907**	$68,083,112

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.

** Level 3 securities represent 0.1% of net assets.

There were no transfers between levels during the period.

Emerging Markets Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$29,173,629	-	-	$29,173,629
Mutual Funds	1,984,098	-	-	1,984,098
Other debt obligations	-	$861,611	-	861,611
TOTAL	$31,157,727	$861,611	-	$32,019,338

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangement: The Fund had an arrangement with its custodian bank whereby the custodian’s fees may have been paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits were used to reduce the Fund’s expenses. This arrangement was suspended on January 1, 2013, until further notice, due to low interest rates.  Such a deposit arrangement was an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

28 - CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND ANNUAL REPORT

NOTE B — TAX INFORMATION

The following table presents the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at June 30, 2013 and the capital loss carryforwards as of September 30, 2012, with expiration dates, where applicable:

	International Equity	Capital Accumulation
Federal income tax cost of investments	$288,624,933	$286,282,263

Unrealized appreciation	$47,064,874	$55,614,749
Unrealized depreciation	(15,998,196)	(6,705,084)
Net unrealized appreciation/ (depreciation)	$31,066,678	$48,909,665

	International Opportunities	Emerging Markets Equity
Federal income tax cost of investments	$61,943,895	$32,846,670

Unrealized appreciation	$8,051,382	$1,792,380
Unrealized depreciation	(1,912,165)	(2,619,713)
Net unrealized appreciation/ (depreciation)	$6,139,217	($827,333)

Capital Loss Carryforwards

Expiration Date	International Equity	Capital Accumulation	International Opportunities
30-Sep-16	-	($2,705,864)	-
30-Sep-17	($90,728,857)	-	($710,228)
30-Sep-18	(105,942,268)	-	(4,754,491)
30-Sep-19	(10,386,632)	-	(69,673)

No Expiration Date
Short-term	($8,674,523)	-	-
Long-term	(6,652,588)	-	-

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years. Losses incurred in pre-enactment taxable years can be utilized until expiration.

NOTE C — AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.

Affiliated companies of the International Equity Fund are as follows:

AFFILIATES	COST	VALUE
gNet Defta Development Holdings LLC	$400,000	$328,299
SEAF Central & Eastern European Growth Fund LLC	347,969	379,435
TOTALS	$747,969	$707,734

NOTE D - OTHER

In connection with certain venture capital investments, the International Equity Fund is committed to future capital calls, which will increase the Fund’s investment in these securities.  The aggregate amount of the future capital commitments totals $337,283 at June 30, 2013.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT WORLD VALUES FUND, INC.

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    August 28, 2013

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    August 28, 2013

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    August 28, 2013